Schedule of Stock Option Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Options outstanding , Beginning	5,666
Weighted average exercise price outstanding, Beginning	$ 10,007.50
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 years 1 month 6 days	6 years 9 months 18 days
Aggregate intrinsic value, Outstanding Beginning
Options granted (in shares)	2,104
Weighted average exercise price granted	$ 805.00
Options exercised
Weighted average exercise price exercised
Options cancelled	(2,098)
Weighted average exercise price cancelled	$ 6,851.25
Options outstanding, Ending	5,672	5,666
Weighted average exercise price outstanding, Ending	$ 7,761.25	$ 10,007.50
Aggregate intrinsic value, Outstanding Ending
Options expected to vest, Ending	5,672
Weighted average exercise price, Options expected to vest Ending	$ 7,761.25
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	5 years 1 month 6 days
Aggregate intrinsic value, Options expected to vest Ending
Options vested and exercisable Ending	3,988
Weighted Average Exercise Price, Options vested and exercisable Ending	$ 10,058.75
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	4 years 3 months 18 days
Aggregate intrinsic value, Options vested and exercisable Ending
Weighted average grant date fair value per share of options granted during the period	$ 645.00	$ 272.50
Cash received from options exercised during the period
Intrinsic value of options exercised during the period